Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories

8. Inventories

Inventories consist of the following:

As of December 31 (in thousands)	2013 EUR	2012 EUR

Raw materials	438,853	307,315
Work-in-process	1,549,119	1,074,042
Finished products	666,648	742,979

Inventories, gross	2,654,620	2,124,336
Allowance for obsolescence and/or lower market value	(261,598)	(267,366)

Inventories, net	2,393,022	1,856,970

A summary of activity in the allowance for obsolescence and/or lower market value is as follows:

Year ended December 31 (in thousands)	2013 EUR	2012 EUR

Balance at beginning of year	(267,366)	(193,513)
Addition for the year	(164,852)	(130,911)
Effect of changes in exchange rates	2,532	1,009
Utilization of the provision	168,088	56,049

Allowance for obsolescence and/or lower market value	(261,598)	(267,366)

In 2013, the addition for the year is recorded in cost of sales for an amount of EUR 155.4 million and R&D costs for an amount of EUR 9.5 million (2012: cost of sales EUR 125.2 million and R&D costs for an amount of EUR 5.7 million). The 2013 addition for the year mainly relates to inventory items which were ceased to be used due to technological developments and design changes which resulted in obsolescence of certain parts.

Utilization of the provision mainly relates to the sale and scrapping of obsolete inventories. In 2013 ASML made no profit on the sale of inventories that had been previously written down (2012: EUR 2.3 million).